Empresa Mixta Ecosocialista Siembra Minera, S.A (Details Narrative) $ in Millions	Sep. 30, 2021 USD ($)
Empresa Mixta Ecosocialista Siembra Minera S.a
[custom:SiembraMineraCostsToDate-0]	$ 22.0